Fees Summary	Aug. 07, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 10,056,432.01
Previously Paid Amount	0.00
Total Fee Amount	1,388.79
Total Offset Amount	0.00
Net Fee	$ 1,388.79
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A